Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings Per Share
23.	EARNINGS PER SHARE
Basic earnings per share are calculated by
dividing
the profit/(loss) for the year attributable to equity holders of the Parent by the weighted average number of ordinary shares outstanding during the year (see explanations regarding the impact of the Transaction over the weighted average number of ordinary shares in Note 3).
As the Company has losses in all three periods, potential ordinary shares from Management Stock Options, Employee Stock Options and Warrants are not dilutive (losses per share would be less and anti-dilution would exist), Hence, these shares are not considered in the calculation of losses per diluted share.
Details of the calculation of basic and diluted
earnings
/loss per share are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020	31 Dec 2019
Loss for the year	(223,777,464)	(11,401,984)	(6,136,106)
Dilutive effects on earnings per share	—	—	—

Total loss for basic and diluted earnings per share	(223,777,464)	(11,401,984)	(6,136,106)

Number of shares	31 Dec 2021	31 Dec 2020	31 Dec 2019
Weighted average number of ordinary shares for basic and diluted earnings per share	112,724,966	91,746,117	71,025,614

(Euros)	31 Dec 2021	31 Dec 2020	31 Dec 2019
Basic and diluted losses per share	(1.99)	(0.12)	(0.09)

See note
6
 for further details on the impact of
the
Transaction
over the EPS.